Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Pension Plans
Certain employees of the Company are covered by a Company-sponsored qualified pension plan and a supplemental non-qualified, unfunded pension plan (collectively, the “Pension Plans”). These Pension Plans are defined benefit, noncontributory plans. Benefits paid to retirees are based upon age at retirement, years of credited service and average earnings. The Company uses a December 31 measurement date for the pension plans.
The Company-sponsored pension plans are frozen for all employees except for employees represented by the United Steelworkers of America. The assets of the Company-sponsored qualified pension plan are maintained in a single trust account.
Effective January 1, 2017, the Company opened a lump-sum payout option to participants and their surviving spouses eligible to receive postretirement defined benefit pension payments under the Company-sponsored qualified pension plan. Eligible pension plan participants were provided the opportunity to elect to receive a one-time lump-sum payment equal to the actuarial equivalent present value of the participant's accrued benefit payable at the participant's normal retirement date. Pension benefit payments paid from pension plan assets under the lump-sum payout options were $3,375 and $1,931 during the years ended December 31, 2019 and December 31, 2018, respectively.
In 2018, the collective bargaining agreement was updated to provide an increase in the benefit multiplier for eligible hourly participants in the qualified pension plan, effective May 15, 2018 through September 30, 2022. As a result of this amendment, a prior service cost base was established and the impact of this plan amendment was included in the projected benefit obligation as of December 31, 2018.
The Company’s funding policy is to satisfy the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA"). Based upon factors known and considered as of December 31, 2019, including the funding requirements under ERISA, the Company does not anticipate making significant cash contributions to the pension plans in 2020.
Components of net periodic pension plans benefit were as follows:

	Year Ended December 31,
	2019	2018
Service cost	$357	$434
Interest cost	5,233	4,858
Expected return on assets	(6,124)	(7,883)
Amortization of actuarial loss	52	—
Net periodic pension plans benefit	$(482)	$(2,591)
The Company expects amortization of pension prior service cost of $52 and no amortization of actuarial gain/loss for the next fiscal year.
The status of the Pension Plans was as follows:

	Year Ended December 31,
	2019	2018
Change in projected benefit obligation:
Projected benefit obligation at beginning of period	$148,479	$157,427
Service cost	357	434
Interest cost	5,233	4,858
Benefit payments	(12,380)	(10,959)
Actuarial loss (gain)	16,054	(3,631)
Plan amendment resulting from change in collective bargaining agreement	—	350
Projected benefit obligation at end of period	$157,743	$148,479
Change in plan assets:
Fair value of plan assets at beginning of period	$145,065	$162,758
Actual return on assets	24,933	(7,105)
Employer contributions	384	371
Benefit payments	(12,380)	(10,959)
Fair value of plan assets at end of period	$158,002	$145,065
Funded status – net asset (liability)	$259	$(3,414)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	$5,758	$1,754
Accrued liabilities	(390)	(389)
Pension benefit obligations	(5,109)	(4,779)
Net amount recognized	$259	$(3,414)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	$8,568	$11,322
Unrecognized prior service cost	298	350
Total	$8,866	$11,672
Accumulated benefit obligation	$157,698	$148,479
For the plans with an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $5,499, $5,499 and $0, respectively, at December 31, 2019, and $148,479, $148,479 and $145,065, respectively, at December 31, 2018.
The assumptions used to measure the projected benefit obligations of the Company’s Pension Plans were as follows:

	Year Ended December 31,
	2019	2018
Discount rate	2.99% - 3.11%	4.00% - 4.06%
Projected annual salary increases	3.00%	0%
The assumptions used to determine net periodic pension cost of the Company’s Pension Plans were as follows:

	Year Ended December 31,
	2019	2018
Discount rate	4.00% - 4.06%	3.51% - 3.58%
Expected long-term rate of return on plan assets	5.00%	5.00%
The Company’s expected long-term rate of return on plan assets is derived from reviews of asset allocation strategies and historical and anticipated future long-term performance of individual asset classes. The Company’s analysis gives consideration to historical returns and long-term, prospective rates of return.
For salaried and hourly, non-union participants, the Pension Plans were frozen in July 2008. As a result, the projected benefit obligations or net periodic pension cost are based on the accrued benefit as of that date and the Company has not used a projected annual salary increase assumption. For hourly, union participants, the accrued benefit is based on a multiplier that is pre-defined per the agreement governing the Pension Plans, which includes the accrued benefit for the participants vacation pay that is based on the participant's final hourly rate at retirement. Therefore, the projected benefit obligations or expense for hourly, union participants in the Pension Plans assumes a 3% projected annual salary increase for the year ended December 31, 2019.
The assets of the Company-sponsored qualified pension plan are allocated primarily to fixed income securities at December 31, 2019 and December 31, 2018.
The assets of the Company-sponsored qualified pension plan are managed in accordance with investment policies recommended by its investment advisor and approved by the human resources committee of the board of directors (the "Committee"). The overall target portfolio allocation is 100% fixed income securities. These funds’ conformance with style profiles and performance is monitored regularly by management, with the assistance of the Company’s investment advisor. Adjustments are typically made in the subsequent quarters when investment allocations deviate from the target range. The investment advisor provides quarterly reports to management and the Committee.
In accordance with ASU No. 2015-07, "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value ("NAV") per Share (or Its Equivalent)," certain of the Company's investments have been valued using the NAV per share (or its equivalent) practical expedient and are therefore not classified in the fair value hierarchy. The fair value amounts presented in these tables for the Company's investments are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the reconciliation of changes in the plan's benefit obligations and fair value of plan assets above.
The fair values of the assets of the Company-sponsored qualified pension plan fall within the following levels of the fair value hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Fixed income securities (a)	$8,925	$172,293	$—	$181,218
Investments measured at net asset value				8,662
Accounts payable – pending trades				(31,878)
Total				$158,002
(a) Fixed income securities are comprised of corporate bonds (72%), government bonds (17%), government agency securities (1%) and other fixed income securities (10%).
The fair values of the assets of the Company-sponsored qualified pension plan fall within the following levels of the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Fixed income securities (b)	$9,232	$136,778	$—	$146,010
Investments measured at net asset value				7,323
Accounts payable – pending trades				(8,268)
Total				$145,065
(b) Fixed income securities are comprised of corporate bonds (75%), government bonds, (17%) government agency securities (2%) and other fixed income securities (6%).
The estimated future pension benefit payments are:

2020	$11,900
2021	10,810
2022	10,770
2023	10,180
2024	10,180
2024 — 2028	48,930
The Company was party to a multi-employer pension plan in Ohio from which it has stated its intention to withdraw. As of December 31, 2019, the total estimated liability to withdraw from the plan is $3,134. The current liability associated with the Company's withdrawal from the multi-employer pension plan of $240 is included in accrued and other current liabilities in the Consolidated Balance Sheet and the long-term liability of $2,894 is included in other noncurrent liabilities in the Consolidated Balance Sheet.
Postretirement Plan
The Company also provides declining value life insurance to its retirees and a maximum of three years of medical coverage to qualified individuals who retire between the ages of 62 and 65. The Company does not fund these benefits in advance, and uses a December 31 measurement date.
Components of net periodic postretirement plan benefit were as follows:

	Year Ended December 31,
	2019	2018
Service cost	$67	$35
Interest cost	56	41
Amortization of prior service credit	(2)	—
Amortization of actuarial loss	42	—
Net periodic postretirement plan cost	$163	$76
The Company expects amortization of prior service cost of $2 and amortization of actuarial loss of $49 the next fiscal year.
The status of the postretirement plan was as follows:

	Year Ended December 31,
	2019	2018
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation at beginning of period	$1,627	$1,438
Service cost	67	35
Interest cost	56	41
Benefit payments	(22)	(426)
Actuarial loss	32	556
Contribution change per collective bargaining agreement	—	(17)
Accumulated postretirement benefit obligation at end of period	$1,760	$1,627
Funded status – net liability	$(1,760)	$(1,627)
Amounts recognized in the consolidated balance sheets consist of:
Accrued liabilities	$(160)	$(85)
Postretirement benefit obligations	(1,600)	(1,542)
Net amount recognized	$(1,760)	$(1,627)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized prior service cost	$(15)	$(17)
Unrecognized actuarial loss	548	558
Total	$533	$541
The assumed health care cost trend rates for medical plans were as follows:

	Year Ended December 31,
	2019	2018
Medical cost trend rate	6.75%	7.00%
Ultimate medical cost trend rate	4.50%	4.50%
Year ultimate medical cost trend rate will be reached	2030	2027
A 1% increase in the health care cost trend rate assumptions would have increased the accumulated postretirement benefit obligation as of December 31, 2019 by $57 with no significant impact on the annual periodic postretirement benefit cost. A 1% decrease in the health care cost trend rate assumptions would have decreased the accumulated postretirement benefit obligation as of December 31, 2019 by $53 with no significant impact on the annual periodic postretirement benefit cost.
The weighted average discount rate used to determine the net periodic postretirement benefit costs and the accumulated postretirement benefit obligations were as follows:

	Year Ended December 31,
	2019	2018
Net periodic postretirement benefit costs	3.90%	3.45%
Accumulated postretirement benefit obligations	2.92%	3.90%
Retirement Savings Plans
The Company’s retirement savings plan for U.S. employees includes features under Section 401(k) of the Internal Revenue Code. The Company provides a 401(k) matching contribution of 100% of each dollar on eligible employee contributions up to the first 3% of the employee’s pre-tax compensation, and an additional 50% of each dollar on eligible employee contributions up to the next 2% of the employee's pre-tax compensation. Each year, in addition to the employer matching contribution, the Company's Chief Executive Officer may approve a discretionary Company contribution up to 4% of eligible employee's annual pre-tax compensation. The discretionary contribution is provided as an identical percentage of each employee's annual pre-tax compensation, regardless of their individual contributions to the 401(k) program. Company contributions cliff vest after two years of employment. There was no discretionary contribution made in either the year ended December 31, 2019 or the year ended December 31, 2018.
The amounts expensed by the Company relating to its 401(k) plan and other international retirement plans were $1,672 for the year ended December 31, 2019 and $2,114 for the year ended December 31, 2018.